August 16, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Municipal Bond Funds Funds (the “Trust”) 2-57689

Commissioners:

Enclosed is the 110th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this amendment is to add Vanguard Core Tax-Exempt Bond ETF and Vanguard Short Duration Tax-Exempt Bond ETF, each a new series of the Trust.

Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact me (480)-234-8086, (joshua_rader@vanguard.com).

Sincerely,

/s/Joshua Rader

Joshua Rader

Senior Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission